PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

ACTIVE M/MULTI-MANAGER FUNDS

SUPPLEMENT DATED SEPTEMBER 28, 2017 TO PROSPECTUS AND SAI DATED JULY 31, 2017, AS SUPPLEMENTED

The Board of Trustees (the “Board”) of Northern Funds (the “Trust”) has approved the termination of Cambiar Investors, LLC (“Cambiar”) as a sub-adviser to the Active M International Equity Fund, effective on September 19, 2017, and the appointment of Brandes Investment Partners, L.P. and Wellington Management Company LLP, each to sub-advise a portion of the Active M International Equity Fund, effective on or about October 10, 2017. During this sub-adviser transition period, Northern Trust Investments, Inc. (“NTI”), the Active M International Equity Fund’s investment adviser, will manage the portion of the Active M International Equity Fund previously managed by Cambiar.

The Board of the Trust has approved the termination of BlueBay Asset Management LLP (“BlueBay”) as a sub-adviser to the Multi-Manager Emerging Markets Debt Opportunity Fund and the appointment of Global Evolution USA, LLC to sub-advise a portion of the Multi-Manager Emerging Markets Debt Opportunity Fund, effective on or about October 4, 2017.

All references to the terminated sub-adviser for the Active M International Equity Fund in the Prospectus and SAI are hereby deleted and all references to the terminated sub-adviser for the Multi-Manager Emerging Markets Debt Opportunity Fund in the Prospectus and SAI are hereby deleted as of October 4, 2017.

1.	The paragraph under the section entitled “FUND SUMMARIES – Active M International Equity Fund – Management” on page 11 of the Prospectus is replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGER AND SUB-ADVISERS. Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Active M International Equity Fund. Christopher E. Vella, CFA, CIO, a Senior Vice President of NTI, has been the manager of the Fund since January 2012. Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, Brandes Investment Partners, L.P. (effective on or about October 10, 2017) and Wellington Management Company LLP (effective on or about October 10, 2017) each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

2.	The paragraph under the section entitled “FUND SUMMARIES – Multi-Manager Emerging Markets Debt Opportunity Fund – Management” on page 20 of the Prospectus is replaced with the following:

INVESTMENT ADVISER, PORTFOLIO MANAGER AND SUB-ADVISERS. Northern Trust Investments, Inc. (“NTI”), a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Multi-Manager Emerging Markets Debt Opportunity Fund. Christopher E. Vella, CFA, CIO, a Senior Vice President of NTI, has been the manager of the Fund since December 2013. Global Evolution USA, LLC (effective on or about October 4, 2017) and Ashmore Investment Management Limited each serves as a sub-adviser of the Fund. The Northern Trust Company, an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Fund.

3.	The following is added to the section entitled “FUND MANAGEMENT – Active M International Equity Fund” beginning on page 40 of the Prospectus:

BRANDES INVESTMENT PARTNERS, L.P. (“BRANDES”). Brandes will begin to manage a portion of the Fund effective on or about October 10, 2017. Brandes is a Delaware limited partnership founded in 1974 and located at 11988 El Camino Real, Suite 600, San Diego, California 92130. Brandes employs a traditional value approach with an emphasis on long-term total returns through application of fundamental analysis to bottom-up security selections. Brandes provides primarily discretionary investment management, advisory and sub-advisory services to individuals and institutional investors through separate accounts, mutual funds, private investment funds and collective investment trusts. As of June 30, 2017, Brandes had approximately $29.7 billion assets under management.

WELLINGTON MANAGEMENT COMPANY LLP (“WELLINGTON”). Wellington will begin to manage a portion of the Fund effective on or about October 10, 2017. Wellington is a Delaware limited liability partnership with principal offices at 280 Congress Street, Boston, Massachusetts 02210. Wellington is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington and its predecessor organizations have provided investment advisory services for over 80 years. Wellington is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of June 30, 2017, Wellington and its investment advisory affiliates had investment management authority

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

with respect to approximately $1.021 trillion in assets. Wellington’s investment team utilizes bottom-up fundamental analysis to identify companies that are trading at significant discount relative to their current market price while placing an equal emphasis on companies with strong financials that allow their holdings to realize their value over time.

4.	The following is added to the section entitled “FUND MANAGEMENT – Multi-Manager Emerging Markets Debt Opportunity Fund” on page 42 of the Prospectus:

GLOBAL EVOLUTION USA, LLC (“GLOBAL EVOLUTION”). Global Evolution will begin to manage a portion of the Fund effective on or about October 4, 2017. Global Evolution is a wholly-owned subsidiary of Global Evolution Fondsmaeglerselskab A/S, an investment management company headquartered in Kolding, Denmark. Global Evolution is located at One World Trade Center, 285 Fulton Street, Suite 8500, New York, New York 10007. Global Evolution specializes in emerging markets utilizing a fundamental top-down analysis of long-term economic and political prospects that enables them to identify attractive investment opportunities and direct their bottom-up investment approach. The investment team is supported by a fully integrated quantitative risk management team and empowered by unique proprietary systems for advanced portfolio and risk management. As of June 30, 2017, Global Evolution Group had approximately $5 billion assets under management.

5.	The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Active M International Equity Fund” on page 75 of the SAI is deleted and replaced with the following:

Sub-Advisers
Active M International Equity Fund	Brandes Investment Partners, L.P. (“Brandes”)
(effective on or about October 10, 2017)

Causeway Capital Management LLC (“Causeway”)

Victory Capital Management Inc. (“Victory Capital”)

WCM Investment Management (“WCM”)

Wellington Management Company LLP (“Wellington”)
(effective on or about October 10, 2017)

6.	The information under the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers – Multi-Manager Emerging Markets Debt Opportunity Fund” on page 75 of the SAI is deleted and replaced with the following:

Sub-Advisers
Multi-Manager Emerging Markets Debt Opportunity Fund	Ashmore Investment Management Limited (“Ashmore”) Global Evolution USA, LLC (“Global Evolution”) (effective on or about October 4, 2017)

7.	The following information is added to the section entitled “INVESTMENT ADVISER, SUB-ADVISERS, TRANSFER AGENT AND CUSTODIAN – Investment Sub-Advisers” under the Sub-Adviser ownership and control information beginning on page 76 of the SAI:

Brandes

Brandes is a Delaware limited partnership owned by Brandes Investment Partners, Inc. (“BIP, Inc.”), a California corporation, with a minority general partnership interest, and Brandes Worldwide Holdings, LP (“Brandes Worldwide”), a Delaware limited partnership, with a majority limited partnership interest. Mr. Charles Brandes, Chairman of Brandes, holds more than 25% interest in BIP, Inc. Brandes Worldwide is 100% employee-owned.

Global Evolution

Global Evolution is a limited liability company and wholly-owned subsidiary of Global Evolution Fondsmaeglerselskab A/S (“Global Evolution DK”), an investment management firm headquartered in Kolding, Denmark. Global Evolution DK is 75% employee-owned, and 25% is held by external investors.

Wellington

Wellington is a Delaware limited liability partnership and is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	MMF SPT 9/17